Additional Information - Financial Statement Schedule I Financial Information of Parent Company	12 Months Ended
Dec. 31, 2011
Additional Information - Financial Statement Schedule I Financial Information of Parent Company

VANCEINFO TECHNOLOGIES INC.

Additional Information - Financial Statement Schedule I

Financial Information of Parent Company

Balance Sheets

(in U.S. dollars in thousands, except share data)

	As of December 31,
	2010	2011
Assets

Current assets:
Cash and cash equivalents	102,832	1,202
Term deposit	5,000	5,000
Held-to-maturity securities - current	13,208	9,401
Prepaid expenses and other current assets	602	338
Amount due from related parties	35,802	111,352

Total current assets	157,444	127,293

Held-to-maturity securities - non-current	1,558	—
Investment in subsidiaries	143,426	181,781

Total assets	302,428	309,074

Liabilities

Current liabilities:
Amount due to related parties	3,775	956
Accrued expenses and other payables	719	1,812
Deferred income-current	462	478

Total current liabilities	4,956	3,246

Deferred income-non-current	1,305	2,384

Total liabilities	6,261	5,630

Equity:
Ordinary shares ($0.001 par value, 70,000,000 shares authorized; 44,556,910 and 44,714,963 shares issued as of December 31, 2010 and 2011, respectively; 44,556,910 and 42,320,390 shares outstanding as of December 31, 2010 and 2011, respectively)	45	45
Additional paid-in capital	208,431	223,707
Treasury stock, in the form of ADS at cost (nil and 2,394,573 shares as of December 31, 2010 and 2011, respectively)	—	(34,791)

Shares issuable in connection with business acquisitions	3,594	—
Accumulated other comprehensive income	8,836	17,029
Retained earnings	75,261	97,454

Total equity	296,167	303,444

Total liabilities and equity	302,428	309,074

VANCEINFO TECHNOLOGIES INC.

Financial Information of Parent Company

Statements of Operations and Comprehensive Income

(In U.S. dollars in thousands, except share and share related data)

	For the years ended December 31,
	2009	2010	2011

Cost of revenues (including share-based compensation of $313, $492 and $762 in 2009, 2010 and 2011, respectively)	(313)	(492)	(762)

Selling, general and administrative expenses (including share-based compensation of $1,252, $2,755 and $7,682 in 2009, 2010 and 2011, respectively)	(1,853)	(3,073)	(8,100)

Other operating income	196	331	445

Loss from operations	(1,970)	(3,234)	(8,417)
Investment income in subsidiaries	22,755	33,139	30,106
Interest income	672	432	457
Exchange differences	51	(474)	47

Net income	21,508	29,863	22,193

Net income attributable to VanceInfo Technologies Inc. shareholders	21,508	29,863	22,193

Net income	21,508	29,863	22,193
Other comprehensive income, net of tax:
Foreign currency translation adjustments	(48)	3,722	8,615
Unrealized gain (loss) on foreign currency exchange forward contract	145	(506)	(247)
(Gain) loss on foreign currency exchange forward contract transfer to statements of operations	(36)	202	319
Transfer to the statements of operations of realized gain on available-for-sale investment, net tax effect of $87	—	—	(494)
Net unrealized gain on available-for-sale investment, net tax effect of ($87)	—	494	—

Total other comprehensive income, net of tax	61	3,912	8,193

Comprehensive income	21,569	33,775	30,386

Comprehensive income attributable to VanceInfo Technologies Inc shareholders	21,569	33,775	30,386

VANCEINFO TECHNOLOGIES INC.

Financial Information of Parent Company

Statements of Change in Equity

(In U.S. dollars in thousands, except share data)

	Ordinary shares		Additional paid-in capital	Treasury stock	Shares issuable in connection with business acquisitions	Accumulated other comprehensive income	Retained earnings	Total shareholders’ equity
	Shares	Amount

Balance as of January 1, 2009	39,120,879	39	101,184	—	1,527	4,863	23,890	131,503
Issuance of ordinary shares in connection with business acquisitions	422,213	1	2,088	—	(1,527)	—	—	562
Shares issuable in connection with TP acquisition (Note 4)	—	—	—	—	520	—	—	520
Repurchase of ordinary shares	(2,800)	—	(13)	—	—	—	—	(13)
Issuance of ordinary shares upon share offering	345,000	—	2,648	—	—	—	—	2,648
Ordinary shares issued for share-based compensation	2,800	—	4,208	—	—	—	—	4,208
Share-based compensation	—	—	1,565	—	—	—	—	1,565
Unrealized gain on foreign currency exchange forward contract recognized	—	—	—	—	—	145	—	145
Gain on foreign currency exchange forward contract transfer to statements of operations	—	—	—	—	—	(36)	—	(36)
Foreign currency translation adjustment	—	—	—	—	—	(48)	—	(48)
Net income	—	—	—	—	—	—	21,508	21,508

Balance as of December 31, 2009	39,888,092	40	111,680	—	520	4,924	45,398	162,562
Issuance of ordinary shares in connection with business acquisitions	26,442	—	520	—	(520)	—	—	—
Shares issuable in connection with TP acquisition (Note 4)	—	—	—	—	1,978	—	—	1,978
Shares issuable in connection with VanceInfo Financial Service acquisition (Note 4)	—	—	—	—	1,616	—	—	1,616
Ordinary shares returned from an employee (Note 20)	(27,772)	—	(537)	—	—	—	—	(537)
Issuance of ordinary shares upon share offering	2,530,000	3	89,223	—	—	—	—	89,226
Ordinary shares issued for share-based compensation	2,140,148	2	4,514	—	—	—	—	4,516
Share-based compensation	—	—	3,031	—	—	—	—	3,031
Unrealized loss on foreign currency exchange forward contract	—	—	—	—	—	(507)	—	(507)
Loss on foreign currency exchange forward contract transfer to statements of operations	—	—	—	—	—	202	—	202
Net unrealized gain on available-for-sale investment, net tax effect of ($87)	—	—	—	—	—	494	—	494
Foreign currency translation adjustment	—	—	—	—	—	3,723	—	3,723
Net income	—	—	—	—	—	—	29,863	29,863

Balance as of December 31, 2010	44,556,910	45	208,431	—	3,594	8,836	75,261	296,167
Issuance of ordinary shares in connection with business acquisitions	158,053	—	5,443	—	(3,594)	—	—	1,849
Repurchase of ordinary share	(2,394,573)	—	—	(34,791)	—	—	—	(34,791)
Ordinary shares issued for share-based compensation	—	—	1,678	—	—	—	—	1,678
Share-based compensation	—	—	8,155	—	—	—	—	8,155
Unrealized loss on foreign currency exchange forward contract	—	—	—	—	—	(247)	—	(247)
Loss on foreign currency exchange forward contract transfer to statements of operations	—	—	—	—	—	319	—	319
Transfer to the statement of operations of net unrealized gain on available-for-sale investment, net tax effect of $87	—	—	—	—	—	(494)	—	(494)
Foreign currency translation adjustment	—	—	—	—	—	8,615	—	8,615
Net income	—	—	—	—	—	—	22,193	22,193

Balance as of December 31, 2011	42,320,390	45	223,707	(34,791)	—	17,029	97,454	303,444

VANCEINFO TECHNOLOGIES INC.

Financial Information of Parent Company

Statements of Cash Flows

(In U.S. dollars in thousands)

	For the years ended December 31,
	2009	2010	2011

Cash flows from operating activities:
Net income	21,508	29,863	22,193
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share-based compensation	1,565	3,247	8,444
Investment income in subsidiaries	(22,755)	(33,139)	(30,106)
(Gain) loss on foreign currency exchange forward contracts recognized in statements of operations	(52)	578	333
Allowance for doubtful accounts	—	—	15
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(552)	1,188	66
Amounts due from related parties	(5,222)	12,666	(73,788)
Amounts due to related parties	5,865	(6,789)	(2,819)
Accrued expenses and other payables	151	(375)	(18)
Deferred income	757	(270)	1,094

Net cash provided by (used in) operating activities	1,265	6,969	(74,586)

Cash flows from investing activities:
Purchase of non-current investment-held-to-maturity securities	—	(1,560)	(6,079)
Purchase of current investment-held-to-maturity securities	(12,104)	(15,213)	(5,253)
Proceeds from maturity of held-to-maturity securities	—	13,648	16,826
Purchase of businesses and increased investment in subsidiaries	—	(42,001)	—
Payment for settlement of foreign currency forward exchange contracts	—	(388)	(339)
Purchase of term deposit	(10,000)	—	(5,000)
Cash received upon maturity of term deposit	—	5,000	5,000

Net cash (used in) provided by investing activities	(22,104)	(40,514)	5,155

Cash flows from financing activities:
Proceeds from exercise of options	3,625	5,011	1,434
Repayment of advance received for option granted	—	—	1,210
Repurchase of ordinary shares	(13)	—	(34,791)
Proceeds from issuance of ordinary shares upon share offering in 2009	3,624	—	—
Payment for issuance costs in connection with share offering in 2009	(712)	(220)	—
Proceeds from issuance of ordinary shares upon share offering in 2010	—	89,816	—
Payment for issuance costs in connection with share offering in 2010	—	(507)	(52)

Net cash provided (used in) by financing activities	6,524	94,100	(32,199)

Net (decrease) increase in cash and cash equivalents	(14,315)	60,555	(101,630)
Cash and cash equivalents, beginning of year	56,592	42,277	102,832

Cash and cash equivalents, end of year	42,277	102,832	1,202

VANCEINFO TECHNOLOGIES INC.

NOTES TO THE FINANCIAL INFORMATION OF PARENT COMPANY

FOR THE YEARS ENDED DECEMBER 31, 2009, 2010 AND 2011

(In U.S. dollars in thousands)

1.	BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries.

2.	INVESTMENTS IN SUBSIDIARIES

The Company and its subsidiaries were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company’s stand- alone financial statements, its investments in subsidiaries were reported using the equity method of accounting. The Company’s share of income from its subsidiaries was reported as equity in earnings of subsidiaries in the accompanying parent company financial statements.

3.	INCOME TAX

The Company is a tax exempted company incorporated in the Cayman Island.